Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	707,463	254,843
Ordinary shares, outstanding	707,463	254,843